Stock-Based Compensation - TDS excluding UScellular, Stock option rollforward schedules (Details) - TDS Parent Company - Common Shares - Stock Options - TDS Long-Term Incentive Plans - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock compensation, number of shares
Outstanding, beginning of period (in shares)	4,091,000
Granted options (in shares)	387,000
Forfeited options (in shares)	(4,000)
Expired options (in shares)	(188,000)
Outstanding, end of period (in shares)	4,286,000	4,091,000
Exercisable options, end of period (in shares)	3,176,000
Stock compensation, other information
Options outstanding, beginning of period - weighted average exercise price (USD per share)	$ 26.63
Options granted, weighted average exercise price (USD per share)	19.15
Options forfeited, weighted average exercise price (USD per share)	26.64
Options expired, weighted average exercise price (USD per share)	26.90
Options outstanding, end of period - weighted average exercise price (USD per share)	25.94	$ 26.63
Options exercisable, end of period - weighted average exercise price (USD per share)	$ 26.50
Aggregate intrinsic value, options outstanding	$ 0
Aggregate intrinsic value, options exercisable	$ 0
Weighted average remaining contractual life, outstanding	4 years 8 months 12 days
Weighted average remaining contractual life, exercisable	3 years 4 months 24 days
Options granted, weighted average grant date fair value	$ 4.24	$ 7.70	$ 6.33
Aggregate intrinsic value, options exercised		$ 7	$ 14